Summary of Significant of Accounting Policies - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2017 Segment	Dec. 31, 2017 CNY (¥) Item Segment	Dec. 31, 2017 USD ($) Item Segment	Dec. 31, 2016 CNY (¥) Segment	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 29, 2017 CNY (¥)	Dec. 29, 2017 USD ($)	Jan. 01, 2017 CNY (¥)	Jan. 01, 2017 USD ($)	Mar. 17, 2014	Apr. 16, 2012	Apr. 15, 2012
Restricted cash		¥ 90,149,000		¥ 167,751,000		$ 13,856,000
Cash pledged as collateral for a short-term bank loan		65,342,000		69,370,000		10,043,000
Cash reserved in third-party trust account		¥ 17,681,000		¥ 0		2,718,000
Number of reporting segment | Segment	3	3	3	1
Number of pricing models | Item		3	3
VAT, business taxes and surcharges		¥ 114,160,000	$ 17,546,000	¥ 138,105,000	¥ 138,088,000
VAT rate one		6.00%	6.00%
VAT rate two		17.00%	17.00%
Advertising and promotional expenses		¥ 1,380,913,000	$ 212,242,000	1,328,910,000	1,322,844,000
Capitalized software development costs		722,000		2,505,000	¥ 0	111,000
Capital lease | ¥		0		¥ 0
Cash and cash equivalent,Restricted Cash and Short term investment		¥ 3,803,331,000				584,561,000
Maximum ownership percentage in ICP business		50.00%	50.00%
Maximum daily floating range of RMB trading prices against the US dollar (as a percent)											2.00%	1.00%	0.50%
Appreciation (depreciation) rate of foreign currency exchange (as a percent)		6.30%	6.30%	6.20%	5.80%
Facebook | Total Revenue [Member]
Concentration risk percentage		11.00%	11.00%	20.00%	29.00%
Baidu | Total Revenue [Member]
Concentration risk percentage		11.00%	11.00%	12.00%	10.00%
Tencent | Total Revenue [Member]
Concentration risk percentage					8.00%
Google | Total Revenue [Member]
Concentration risk percentage		15.00%	15.00%	6.00%
PRC
Cash and cash equivalents and short term investments		42.50%	42.50%
Non-PRC
Cash and cash equivalents and short term investments		57.50%	57.50%
Retained Earnings [Member]
Adjustment in retained earnings									¥ 6,886,000	$ 1,058,000
Scenario, Previously Reported [Member]
Restricted cash		¥ 3,309,000		¥ 94,180,000		$ 509,000
Cross Currency Interest Rate Contract [Member]
Noon buying rate							¥ 6.5063	$ 1.0000